Prepaid expenses and other current assets (Narrative) (Details)	12 Months Ended
Dec. 31, 2012
Minimum [Member]
Prepaid expenses and other current assets [Line Items]
Repayment period of loan to employees	6 months
Maximum [Member]
Prepaid expenses and other current assets [Line Items]
Repayment period of loan to employees	1 year